Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Commitments

Other than disclosed in Note 6, the Company did not have any other significant capital and commitments as of March 31 2025 and 2024.

Severance Payment and Long Service Payment

Employment Ordinance of the Laws of Hong Kong requires employers to assure the liability of severance payment if an employee who has been working for the employer for not less than 24 months under a continuous contract is, due to redundancy, dismissed, laid off, or upon expiry of a fixed-term employment contract. The ordinance also requires employers to assure the liability of long service payment if an employee who has been working for the employer for not less than 5 years under a continuous contract is dismissed, dies, resigns on ground of ill health or on or after 65 years old, or upon expiry of a fixed-term employment contract.

As of March 31, 2025 and 2024, the Company has estimated its long service payment to be HKD51,674 (USD6,625) and HKD31,610 (USD4,053), respectively. The provision for long service payment as of March 31, 2025 and 2024 has been reflected in the consolidated balance sheets as “long service payments obligation” under non-current liabilities.

No severance payment is provided since the Company has no plan to dismiss any staff due to redundancy, and therefore considers the possibility of meeting the criteria of making severance payment is remote.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of March 31, 2025 and 2024, the Company is not a party to any material legal or administrative proceedings.